Business Combinations, Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Balance sheet Information by Geographic Segment (Parenthetical) (Detail) - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure - Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Balance sheet Information by Geographic Segment [Abstract]
Capital expenditure incurred	$ 1,362	$ 1,099